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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                      Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Growth Shares
            Schedule Of Investments 9/30/05

 Shares                                                           Value
            COMMON STOCKS - 99.9 %
            Energy - 1.5 %
            Integrated Oil & Gas - 1.5 %
  42,500    Occidental Petroleum Corp.                         $ 3,630,775
 171,800    Repsol SA (A.D.R.)                                   5,550,858
                                                               $ 9,181,633
            Total Energy                                       $ 9,181,633
            Capital Goods - 8.8 %
            Aerospace & Defense - 1.8 %
  57,600    L-3 Communications Holdings, Inc.                  $ 4,554,432
 118,600    United Technologies Corp.                            6,148,224
                                                               $10,702,656
            Building Products - 1.3 %
 170,120    American Standard Companies, Inc.                  $ 7,919,086
            Construction & Farm Machinery & Heavy Trucks - 1.6 %
 156,900    Deere & Co.                                        $ 9,602,280
            Industrial Conglomerates - 2.9 %
 111,300    3M Co.                                             $ 8,164,968
 342,000    Tyco International, Ltd.                             9,524,700
                                                               $17,689,668
            Industrial Machinery - 1.2 %
  89,700    Illinois Tool Works, Inc. (b)                      $ 7,385,001
            Total Capital Goods                                $53,298,691
            Commercial Services & Supplies - 0.8 %
            Diversified Commercial Services - 0.8 %
  71,400    The Dun & Bradstreet Corp. *                       $ 4,703,118
            Total Commercial Services & Supplies               $ 4,703,118
            Consumer Durables & Apparel - 2.3 %
            Apparel, Accessories & Luxury Goods - 0.8 %
 120,400    Liz Claiborne, Inc.                                $ 4,734,128
            Footwear - 1.5 %
  59,200    Nike, Inc.                                         $ 4,835,456
  72,000    Reebok International, Ltd.                           4,073,040
                                                               $ 8,908,496
            Total Consumer Durables & Apparel                  $13,642,624
            Consumer Services - 1.0 %
            Hotels, Resorts & Cruise Lines - 1.0 %
 119,900    Carnival Corp.                                     $ 5,992,602
            Total Consumer Services                            $ 5,992,602
            Media - 4.3 %
            Advertising - 1.0 %
  70,300    Omnicom Group                                      $ 5,879,189
            Broadcasting & Cable TV - 2.0 %
1,531,200   Liberty Media Corp. *                              $12,326,160
            Movies & Entertainment - 1.3 %
 323,840    The Walt Disney Co.                                $ 7,814,259
            Total Media                                        $26,019,608
            Retailing - 6.4 %
            Apparel Retail - 2.0 %
 131,100    Aeropostale, Inc. *                                $ 2,785,875
 446,700    TJX Companies, Inc.                                  9,148,416
                                                               $11,934,291
            Home Improvement Retail - 4.4 %
 485,300    Home Depot, Inc.                                   $18,509,342
 129,800    Lowe's Companies, Inc.                               8,359,120
                                                               $26,868,462
            Total Retailing                                    $38,802,753
            Food & Drug Retailing - 1.0 %
            Drug Retail - 1.0 %
 210,200    CVS Corp.                                          $ 6,097,902
            Total Food & Drug Retailing                        $ 6,097,902
            Food, Beverage & Tobacco - 8.2 %
            Soft Drinks - 4.7 %
 117,700    Fomento Economico Mexicano SA de C.V.              $ 8,229,584
 358,250    PepsiCo, Inc.                                       20,316,358
                                                               $28,545,942
            Tobacco - 3.5 %
 281,900    Altria Group, Inc.                                 $20,778,849
            Total Food, Beverage & Tobacco                     $49,324,791
            Household & Personal Products - 5.3 %
            Household Products - 3.8 %
 380,400    Procter & Gamble Co.                               $22,618,584
            Personal Products - 1.5 %
 344,700    Avon Products, Inc.                                $ 9,306,900
            Total Household & Personal Products                $31,925,484
            Health Care Equipment & Services - 8.4 %
            Health Care Distributors - 2.4 %
 228,000    Cardinal Health, Inc.                              $14,464,320
            Health Care Equipment - 5.2 %
 247,900    Biomet, Inc.                                       $ 8,604,609
 470,300    Boston Scientific Corp. *                           10,990,911
 172,250    Guidant Corp.                                       11,866,303
                                                               $31,461,823
            Health Care Supplies - 0.8 %
  59,700    Cooper Companies, Inc                              $ 4,573,617
            Total Health Care Equipment & Services             $50,499,760
            Pharmaceuticals & Biotechnology - 14.3 %
            Biotechnology - 5.5 %
 272,100    Amgen, Inc. *                                      $21,678,207
 101,500    Biogen Idec, Inc. * (b)                              4,007,220
 146,500    Gilead Sciences, Inc. *                              7,143,340
                                                               $32,828,767
            Pharmaceuticals - 8.8 %
 207,100    Astrazeneca Plc (A.D.R.)                           $ 9,754,410
 182,291    Endo Pharmaceuticals Holdings, Inc. *                4,861,701
 487,800    IVAX Corp. *                                        12,858,408
 298,700    Johnson & Johnson                                   18,901,736
 255,596    Par Pharmaceutical Co Inc. * (b)                     6,803,966
                                                               $53,180,221
            Total Pharmaceuticals & Biotechnology              $86,008,988
            Banks - 0.8 %
            Diversified Banks - 0.8 %
  97,900    Wachovia Corp.                                     $ 4,659,061
            Total Banks                                        $ 4,659,061
            Diversified Financials - 3.0 %
            Investment Banking & Brokerage - 0.9 %
  44,100    Goldman Sachs Group, Inc.                          $ 5,361,678
            Diversified Financial Services - 2.1 %
 278,650    Citigroup, Inc.                                    $12,684,148
            Total Diversified Financials                       $18,045,826
            Insurance - 2.1 %
            Multi-Line Insurance - 2.1 %
 208,900    American International Group, Inc.                 $12,943,444
            Total Insurance                                    $12,943,444
            Software & Services - 13.8 %
            IT Consulting & Other Services - 2.2 %
 533,900    Accenture, Ltd. *                                  $13,593,094
            Systems Software - 11.6 %
1,419,300   Microsoft Corp.                                    $36,518,589
 525,300    Macrovision Corp. *                                 10,033,230
1,028,900   Symantec Corp. *                                    23,314,874
                                                               $69,866,693
            Total Software & Services                          $83,459,787
            Technology Hardware & Equipment - 13.1 %
            Communications Equipment - 9.2 %
1,145,500   Avaya, Inc. *                                      $11,798,650
1,287,400   Cisco Systems, Inc. *                               23,083,082
 460,200    Qualcomm, Inc.                                      20,593,950
                                                               $55,475,682
            Computer Hardware - 3.9 %
 565,400    Dell, Inc. *                                       $19,336,680
 146,700    Hewlett-Packard Co.                                  4,283,640
                                                               $23,620,320
            Total Technology Hardware & Equipment              $79,096,002
            Semiconductors - 3.5 %
 859,100    Intel Corp.                                        $21,176,815
            Total Semiconductors                               $21,176,815
            Telecommunication Services - 1.2 %
            Wireless Telecommunication Services - 1.2 %
 286,800    Vodafone Group Plc (A.D.R.)                        $ 7,448,191
            Total Telecommunication Services                   $ 7,448,191
            TOTAL COMMON STOCKS
            (Cost   $573,521,571)                              $602,327,080
 Shares
            TEMPORARY CASH INVESTMENT - 2.7%
            Security Lending Collateral - 2.7%
16,146,658  Security Lending Investment Fund, 3.63%            $16,146,658
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $16,146,658)                               $16,146,658

            TOTAL INVESTMENT IN SECURITIES 102.6%
            (Cost   $589,668,229)                              $618,473,738

            OTHER ASSETS AND LIABILITIES - (2.6)%              $(15,308,534)

            TOTAL NET ASSETS - 100.0%                          $603,165,204

*           Non-income producing security

(A.D.R.)    American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $589,668,229 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost          $58,596,795

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value           (29,791,286)

            Net unrealized gain                                $28,805,509

(b)         At September 30, 2005, the following securities were out on loan:

Shares                           Security                       Market Value
68,300      Biogen Idec, Inc. *                                  $     2,696,484
85,215      Illinois Tool Works, Inc.                            7,015,846
242,816     Par Pharmaceutical Co Inc. *                         6,463,762
            Total                                                $   16,176,092




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.